Goodwill	12 Months Ended
Dec. 31, 2019
Goodwill And Intangible Assets Disclosure [Abstract]
GOODWILL
11.	GOODWILL

The goodwill of RMB3,888,346 and RMB3,888,346 (US$558,526) as of December 31, 2018 and 2019 represented the goodwill of RMB1,475,357 pushed down from the acquisition of the Company by Baidu in 2012, the goodwill of RMB1,800,750 generated from the acquisition of Shanghai Zhong Yuan by the Company in 2013 and the goodwill of RMB612,239 mainly generated from the acquisition of Skymoons occurred on July 17, 2018 (Note 3) in 2018.

The Group performed a quantitative assessment by estimating the fair value of the Group as a reporting unit based on the Company’s market capitalization for the years ended December 31, 2018 and 2019. The fair value of the Group exceeded its carrying value as of December 31, 2018 and 2019, respectively, and therefore the Group’s goodwill was not impaired.